Investments (Details) - USD ($)		12 Months Ended
	Oct. 07, 2019	Dec. 31, 2022	Dec. 31, 2021
Investments (Details) [Line Items]
Preferred stock sold		$ 5,000
Loss contingency		200,000
Revenue recognized		$ 56,497	$ 25,902
Zol Solutions, Inc. [Member]
Investments (Details) [Line Items]
Preferred stock purchased shares (in Shares)	203,000
Preferred stock purchased share value	$ 250,000
Purchase price per unit (in Dollars per share)		$ 1.232